Inventories	12 Months Ended
Jan. 31, 2021
Disclosure of inventories [Abstract]
Inventories
17	Inventories

	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s
Finished goods	17,708	24,034
Provision for impairment	(1,112)	(495)
	16,596	23,539

Write downs of inventories to net realisable value during the period were NZ$617k (2020: NZ$51k) of which $425k is related to Heidi Klum products which the Group no longer has a licence to sell. The sell through period for Heidi Klum products ended on 31 January 2021 following licence termination on 31 January 2020.